Indebtedness (Tables)	12 Months Ended
Jan. 31, 2017
Schedule of Debt Outstanding

Debt outstanding as of January 31, 2017 and 2016 was as follows:

	January 31,	January 31,
(in thousands)	2017	2016
4.25% Convertible Notes	$64,387	$61,766
8.0% Convertible Notes	97,952	97,205
Asset-based facility	—	—
Capitalized lease obligations	17	106
Less amounts representing interest	(1)	(3)
Total debt	162,355	159,074
Less current maturities of long-term debt	(9)	(88)
Total long-term debt	$162,346	$158,986

Schedule of Debt Outstanding Maturities

As of January 31, 2017, debt outstanding will mature as follows:

(in thousands)	4.25% Convertible Notes	8.0% Convertible Notes	Asset-based facility	Capitalized lease obligations	Total
Fiscal Year 2018	$—	$—	$—	$9	$9
Fiscal Year 2019	64,387	—	—	7	64,394
Fiscal Year 2020	—	97,952	—	—	97,952
Total	$64,387	$97,952	$—	$16	$162,355

4.25% notes due 2018 [Member]
Summary of Carrying Value of Convertible Notes

The following table presents the carrying value of the 4.25% Convertible Notes:

	January 31,	January 31,
(in thousands)	2017	2016
Carrying amount of the equity conversion component	$3,106	$3,106
Principal amount of the 4.25% Convertible Notes	$69,500	$69,500
Unamortized deferred financing fees	(1,033)	(1,523)
Unamortized debt discount (1)	(4,080)	(6,211)
Net carrying amount	$64,387	$61,766

(1)	As of January 31, 2017, the remaining period over which the unamortized debt discount will be amortized is 21 months using an effective interest rate of 9%.

8.0 % Senior Secured Second Lien Convertible Notes [Member]
Summary of Carrying Value of Convertible Notes

The following table presents the carrying value of the 8.0% Convertible Notes:

	January 31,	January 31,
(in thousands)	2017	2016
Principal amount of the 8.0% Convertible Notes	$99,898	$99,898
Unamortized deferred financing fees	(1,946)	(2,693)
Net carrying amount	$97,952	$97,205